SECURED BORROWING (Narrative) (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 08, 2015 USD ($) item	Dec. 08, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 08, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥)
Line of Credit Facility [Line Items]
Debt instrument, Term			39 months
Number of Network Hospitals	14				14
Debt issuance costs	$ 1,159	¥ 7,506
Short-term secured borrowing (note 19)			$ 13,139	¥ 85,112
Long-term secured borrowings			$ 51,235	¥ 331,888
HengTai Securities [Member]
Line of Credit Facility [Line Items]
Priority security distributed	$ 64,374				¥ 417,000
Interest rate, minimum	5.00%	5.00%
Interest rate, maximum	6.00%	6.00%
Net proceeds received	$ 62,367	¥ 404,000
Security's deposit	$ 2,007				¥ 13,000
HengTai Securities [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt instrument, Term			1 year
HengTai Securities [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt instrument, Term			5 years